Audit Information	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Auditor Information [Abstract]
Auditor Firm ID	1195	1395
Auditor Name	UHY LLP	PricewaterhouseCoopers Accountants N.V.
Auditor Location	Melville, New York	Amsterdam, the Netherlands